Operations and Summary of Significant Accounting Policies - Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Unrealized gain on derivatives, before Tax	$ (1.5)		$ 0	$ 34.6
Unrealized gain on derivatives, Tax	1.3		(0.6)	(13.7)
Unrealized gain on derivatives, Net of Tax	(0.2)		(0.6)	20.9
Unrealized gain on derivatives held by affiliatess, Net Of Tax	2.5		0.2	0.6
Foreign currency translation adjustment, Net of Tax	(204.6)		23.3	283.1
AGCO Corporation And Subsidiaries [Member]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(76.0)	[1]	41.7	(97.6)
Defined benefit pension plans, Tax	14.9		(12.5)	27.4
Defined benefit pension plans, Net of Tax	(61.1)		29.2	(70.2)
Unrealized gain on derivatives, before Tax	(7.1)	[1]	3.1	52.7
Unrealized gain on derivatives, Tax	1.6		(0.6)	(17.3)
Unrealized gain on derivatives, Net of Tax	(5.4)		2.5	35.4
Unrealized gain on derivatives held by affiliates, before tax	2.5	[1]	0.2	0.6
Unrealized gain on derivatives held by affiliates,, Tax	0		0	0
Unrealized gain on derivatives held by affiliatess, Net Of Tax	2.5		0.2	0.6
Foreign currency translation adjustment, before Tax	(204.5)	[1]	23.4	282.9
Foreign currency translation adjustment, Tax	0		0	0
Foreign currency translation adjustment, Net of Tax	(204.5)		23.4	282.9
Total components of other comprehensive income (Loss), before Tax	(285.1)	[1]	68.4	238.6
Total components of other comprehensive income (Loss), Tax	(16.5)		13.1	(10.1)
Total components of other comprehensive income (Loss), Net of Tax	(268.5)		55.3	248.7
Noncontrolling Interest [Member]
Defined benefit pension plans, Net of Tax	0		0	0
Unrealized gain on derivatives, Net of Tax	0		0	0
Unrealized gain on derivatives held by affiliatess, Net Of Tax	0		0	0
Foreign currency translation adjustment, Net of Tax	(0.1)		(0.1)	0.2
Total components of other comprehensive income (Loss), Net of Tax	$ (0.1)		$ (0.1)	$ 0.2

[1]	Rounding may impact summation of amounts.